Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	$ 5,613,190	$ 3,172,403
Due to related parties	56,708	404,426
Payroll liabilities	898,615	1,408,358
Accrued liabilities and other payables	1,115,682	938,934
Accrued settled fee for Business Combination	2,300,000
Total	$ 9,984,195	$ 5,924,121